Capital adequacy - Leverage ratio (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Capital adequacy
On-balance sheet exposures	kr 234,139	kr 232,462
Off-balance sheet exposures	8,775	8,529
Total exposure measure	kr 242,914	kr 240,991
Leverage ratio	9.60%	9.30%
Capital base requirement of 3 percent	kr 7,288	kr 7,230
Pillar 2 guidance	365	361
Total capital requirement relating to leverage ratio	kr 7,653	kr 7,591
Capital base requirement of 3 percent	3.00%	3.00%
Pillar 2 guidance	0.20%	0.20%
Total capital requirement relating to leverage ratio	3.20%	3.20%
Additional capital (pillar 2 guidance) of total leverage ratio exposure	0.15%